Restatement of Previously Issued Financial Statements - Additional Information (Details) - USD ($)	5 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 15, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital	$ 0	$ 0
Retained Earnings (Accumulated Deficit)	(21,470,936)	(25,132,797)
Net tangible assets required for business combination	5,000,001	$ 5,000,001
Revision of Prior Period, Reclassification, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital	(7,957,848)		$ (5,510,215)
Retained Earnings (Accumulated Deficit)	(18,512,402)		$ (18,512,402)
Common Class A [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital	5,500,000
Retained Earnings (Accumulated Deficit)	$ 18,500,000
Reclassification From Permanent Equity TO Temporary Equity	2,355,182